Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Dynamic Capital Appreciation Portfolio, and Mr. Turner will assume sole portfolio manager responsibilities.
VDCAP-PSTK-0925-109 1.797986.109	September 30, 2025
Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Investor Class
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Dynamic Capital Appreciation Portfolio, and Mr. Turner will assume sole portfolio manager responsibilities.
VIPDCA-INV-PSTK-0925-105 1.918635.105	September 30, 2025